Note Related party transactions (Impact on the results of operations of transactions between the Corporation and EVERTEC) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 29,488	$ 75,490
EVERTEC Inc. | Loans
Related Party Transaction [Line Items]
Interest Income Related Party	0	0	$ 2,490
EVERTEC Inc. | Securities Investment
Related Party Transaction [Line Items]
Interest Income Related Party	0	0	1,269
EVERTEC Inc. | Deposits
Related Party Transaction [Line Items]
Interest Expense Related Party	(58)	(67)	(128)
EVERTEC Inc. | Other Fee Revenue
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	27,816	26,646	25,571
EVERTEC Inc. | Net Gain Loss And Valuation Adjustments On Investment Securities
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	0	0	5,856
EVERTEC Inc. | Other Income
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	0	0	9,854
EVERTEC Inc. | Rental Income
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	6,898	6,874	6,560
EVERTEC Inc. | Processing Fees
Related Party Transaction [Line Items]
Expenses from Transactions with related party	(164,809)	(154,839)	(155,521)
EVERTEC Inc. | Other Expense
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	1,311	1,012	843
EVERTEC Inc. | Total
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ (128,842)	$ (120,374)	$ (103,206)